Premises, Equipment And Leases (Minimum Future Lease Payments For Noncancelable Operating Leases On Premises And Equipment ) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Property Plant And Equipment [Abstract]
2016	$ 17,723
2017	15,769
2018	13,690
2019	11,468
2020	9,509
2021 and after	27,059
Total minimum lease payments	$ 95,218